26. SEGMENT INFORMATION (Details Narrative) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of operating segments [line items]
Sales	R$ 33,446,980	R$ 30,188,421	R$ 28,314,160
Inventories	3,887,916	3,877,294
Cost of goods sold	25,370,042	25,320,753	22,601,215
Demobilization expenses	48,251	14,848	R$ 44,663
Corporate [Member]
Disclosure of operating segments [line items]
Expenses related to investigations	79,937	78,889
Demobilization expenses	R$ 48,251	R$ 14,848
Percentage of net sales	5.00%	5.00%